Debt, Cash and Cash Equivalents - Summary of Market Value of Net Debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	€ 24,586	€ 15,468	€ 18,509
At market value [member]
Disclosure of detailed information about borrowings [line items]
Total debt	18,003	5,650	8,690
Value on redemption [member]
Disclosure of detailed information about borrowings [line items]
Total debt	24,672	15,501	18,549
Total debt at redemption	€ 17,714	€ 5,194	€ 8,274